Deferred tax assets/(liabilities)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred tax assets/(liabilities)
29	Deferred tax assets/(liabilities)

(a)	Movements of net deferred tax assets are as follows:

	At the beginning of the year	Impact on initial application of IFRS 9/15	(Charged)/ credited to consolidated income statement	Charged to other comprehensive income	At the end of the year
	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2018
Deferred tax assets:
Accrued expenses	1,020	—	(91)	—	929
Provision for major overhauls	691	—	6	—	697
Deferred revenue	88	(88)	—	—	—
Contract liabilities/other non-current liabilities	—	87	(6)	—	81
Provision for impairment losses	248	—	(38)	—	210
Provision for tax losses	10	—	12	—	22
Change in fair value of derivative financial instruments	16	—	(5)	—	11
Others	82	—	3	—	85

	2,155	(1)	(119)	—	2,035

Deferred tax liabilities:
Provision for major overhauls	(216)	—	5	—	(211)
Depreciation allowances under tax in excess of the related depreciation under accounting	(633)	—	15	—	(618)
Change in fair value of derivative financial instruments	(11)	—	—	(7)	(18)
Change in fair value of available-for-sale equity securities	(141)	141	—	—	—
Change in fair value of other equity instrument investments	—	(156)	—	(80)	(236)
Change in fair value of other non-current financial assets	—	(21)	2	—	(19)
Fair value re-measurement of identifiable assets in business combination	(26)	—	1	—	(25)
Others	(49)	—	31	—	(18)

	(1,076)	(36)	54	(87)	(1,145)

Net deferred tax assets	1,079	(37)	(65)	(87)	890

	At the beginning of the year	Acquired in business combination	(Charged)/ credited to consolidated income statement	Charged to other comprehensive income	At the end of the year
	RMB million	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2017
Deferred tax assets:
Accrued expenses	1,065	—	(45)	—	1,020
Provision for major overhauls	505	—	186	—	691
Deferred revenue	87	—	1	—	88
Provision for impairment losses	174	—	74	—	248
Provision for tax losses	—	—	10	—	10
Change in fair value of derivative financial instruments	—	—	16	—	16
Others	86	—	(4)	—	82

	1,917	—	238	—	2,155

Deferred tax liabilities:
Provision for major overhauls	(261)	—	45	—	(216)
Depreciation allowances under tax in excess of the related depreciation under accounting	(659)	—	26	—	(633)
Change in fair value of derivative financial instruments	(5)	—	—	(6)	(11)
Change in fair value of available-for-sale equity securities	(110)	—	—	(31)	(141)
Fair value remeasurement of identifiable assets in business combination	—	(30)	4	—	(26)
Others	(38)	—	(11)	—	(49)

	(1,073)	(30)	64	(37)	(1,076)

Net deferred tax assets	844	(30)	302	(37)	1,079

(b)	Reconciliation to the consolidated statement of financial position:

	2018	2017
	RMB million	RMB million
Net deferred tax asset recognised in the statement of financial position	1,566	1,662
Net deferred tax liability recognised in the statement of financial position	(676)	(583)

	890	1,079

(c)	Deferred tax assets not recognized

Tax losses in the PRC are available for carrying forward to set off future assessable income for a maximum period of five years. The Group’s unused tax losses of RMB492 million (2017: RMB543 million) have not been recognised as deferred tax assets, as it was determined by management that it is not probable that future taxable profits against which the losses can be utilised will be available before they expire. The expiry dates of unrecognised unused tax losses are analysed as follows:

	2018 RMB million	2017 RMB million
Expiring in:
2018	—	171
2019	193	193
2020	—	—
2021	95	96
2022	82	83
2023	122	—

	492	543

As at December 31, 2018, the Group’s other deductible temporary differences amounting to RMB822 million (December 31, 2017: RMB653 million) have not been recognised as deferred tax assets as it was determined by management that it is not probable that future taxable profits will be available for these deductible temporary differences to reverse in the foreseeable future.